SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - Loan Agreement [Member] - USD ($) $ in Millions	Aug. 28, 2026	Jul. 07, 2026
Subsequent Event [Line Items]
Debt borrowing amount		$ 6.0
Debt Instrument, Issued, Principal	$ 5.5
Proceeds from Other Debt	$ 5.1
Debt Instrument, Maturity Date, Description	matures on June 29 and August 20, 2027
Share-Based Payment Arrangement, Tranche One [Member]
Subsequent Event [Line Items]
Debt borrowing amount		3.0
Share-Based Payment Arrangement, Tranche Two [Member]
Subsequent Event [Line Items]
Debt borrowing amount		$ 3.0
Debt Instrument, Issued, Principal	$ 7.3